CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Western Asset Funds, Inc. (1933 Act File No. 33-34929; 1940 Act File No. 811-06110) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information used with respect to Class A, Class C, Class FI, Class R, Class I and Class IS of Western Asset Global Government Bond Fund, Western Asset Global Multi-Sector Fund, Western Asset Intermediate Bond Fund and the form of the prospectus and statement of additional information used with respect to Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS of Western Asset Total Return Unconstrained Fund, each a series of the Registrant, do not differ from those contained in Post-Effective
Amendment No. 83 to the Registrant’s Registration Statement (“Amendment No. 83”), and (b) that Amendment No. 83 was filed electronically.

Dated as of: October 6, 2014	By:	/s/ Robert M. Nelson
	Name:	Robert M. Nelson
	Title:	Assistant Secretary